Income Taxes - Summary of Federal and State Income Tax Benefit Between Current and Deferred Portions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal, Current	$ 33	$ (731)
State, Current		(107)
Total income tax expense (benefit), Current	33	(838)
Federal, Deferred	119	(1,260)
State, Deferred	25	(223)
Total income tax expense (benefit), Deferred	144	(1,483)
Federal, Total	152	(1,991)
State, Total	25	(330)
Total income tax expense (benefit)	$ 177	$ (2,321)